Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 3,102,258	$ 1,970,656	$ 9,463,479	$ 14,797,013
Cost of revenue	1,865,631	1,041,101	5,115,946	7,334,125
Gross profit	1,236,627	929,555	4,347,533	7,462,888
Operating expenses:
Research and development	147,643	29,462	107,397	186,089
Sales and marketing	1,299,096	659,036	2,971,525	2,865,652
General and administrative	1,091,865	1,071,896	3,931,049	6,595,815
Total operating expenses	2,538,604	1,760,394	7,009,971	9,647,556
Operating income (loss)	(1,301,977)	(830,839)	(2,662,438)	(2,184,668)
Other income (expense):
Gain (loss) on extinguishment of debt	0	0	0	(893,003)
Interest income (expense)	3,878	(4,192)	0	(7,405)
Gain (loss) on change in fair value of warrant derivative liability	0	(210,262)	(567,573)	(2,674,654)
Loss on impairment of long-term investment	0	0	0	(666,667)
Other income, net	0	0	221,201	433,989
Total other income (expense)	3,878	206,070	788,774	3,327,574
(Loss) income before income taxes	(1,298,099)	(624,769)	(1,873,664)	1,142,906
Income tax (benefit) provision	(3,712)	(3,773)	(25,887)	857,122
Net (loss) income	(1,301,811)	(628,542)	(1,899,551)	2,000,028
Preferred dividends	(130,523)	(123,959)	(503,632)	(186,725)
Net (loss) income applicable to common stockholders	$ (1,432,334)	$ (752,501)	$ (2,403,183)	$ 1,813,303
(Loss) income per common share
Basic and Diluted	$ (0.04)	$ (0.03)
Basic			$ (0.08)	$ 0.08
Diluted			$ (0.08)	$ 0.06
Weighted average common shares outstanding:
Basic and Diluted	34,021,788	24,200,785
Basic			31,510,716	23,472,730
Diluted			31,510,716	30,768,576